Stock-based Compensation - Schedule of changes in stock options outstanding, CAD exercise price (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Outstanding
Exercised	(675,100)
CAD exercise price [Member]
Outstanding
Beginning Balance	1,860,900	3,465,915
Change in exercise price		(1,605,015)
Exercised	(75,100)
Ending Balance	1,785,800	1,860,900
Weighted average exercise price
Beginning Balance	$ 6.89	$ 5.24
Change in exercise price		(3.32)
Exercised	(5.98)
Ending Balance	$ 6.93	$ 6.89